BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Agricultural Products & Services - 3.8%
Archer-Daniels-Midland Co.	107,580	$6,310,643
Bunge Global S.A.	61,286	6,236,463
		12,547,106

Apparel, Accessories & Luxury Goods - 2.0%
Tapestry, Inc.	167,829	6,699,734

Application Software - 2.1%
Zoom Video Communications, Inc. - Class A(a)	110,854	6,773,179

Automobile Manufacturers - 2.0%
General Motors Co.	148,113	6,595,472

Biotechnology - 2.0%
Incyte Corp.(a)	129,737	6,752,811

Broadcasting - 2.0%
Fox Corp. - Class A	212,234	6,581,376

Broadline Retail - 2.0%
Etsy, Inc.(a)	97,516	6,696,424

Building Products - 2.1%
Owens Corning	40,386	6,793,329

Cable & Satellite - 1.9%
Comcast Corp. - Class A	164,860	6,282,815

Construction Machinery & Heavy Transportation Equipment - 1.9%
PACCAR, Inc.	59,345	6,297,098

Electric Utilities - 2.1%
NRG Energy, Inc.	93,611	6,802,711

Fertilizers & Agricultural Chemicals - 2.1%
Mosaic Co.	220,201	6,912,109

Health Care Distributors - 6.1%
Cardinal Health, Inc.	65,075	6,705,328
Cencora, Inc.	28,183	6,737,146
McKesson Corp.	12,614	6,776,367
		20,218,841

Health Care Services - 4.0%
CVS Health Corp.	96,617	6,541,937

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Health Care Services - 4.0% (Continued)
The Cigna Group	18,936	$6,760,910
		13,302,847

Homebuilding - 9.9%
DR Horton, Inc.	45,089	6,424,732
Lennar Corp. - Class A	42,900	6,504,498
NVR, Inc.(a)	853	6,345,339
PulteGroup, Inc.	59,571	6,637,401
Toll Brothers, Inc.	56,543	6,734,836
		32,646,806

Hotels, Resorts & Cruise Lines - 4.0%
Booking Holdings, Inc.	1,902	6,565,761
Expedia Group, Inc.(a)	49,778	6,701,612
		13,267,373

Independent Power Producers & Energy Traders - 2.2%
Vistra Corp.	97,249	7,375,364

Integrated Oil & Gas - 6.0%
Chevron Corp.	41,441	6,683,190
Exxon Mobil Corp.	55,587	6,574,274
Occidental Petroleum Corp.	99,725	6,595,812
		19,853,276

Managed Health Care - 7.7%
Centene Corp.(a)	87,989	6,428,476
Elevance Health, Inc.	12,471	6,591,921
Humana, Inc.	20,546	6,206,741
Molina Healthcare, Inc.(a)	18,455	6,313,456
		25,540,594

Media - 1.9%
Charter Communications, Inc. - Class A(a)	24,800	6,347,312

Oil & Gas Exploration & Production - 10.0%
ConocoPhillips	51,775	6,503,976
Diamondback Energy, Inc.	33,007	6,638,698
EOG Resources, Inc.	49,800	6,580,074
Marathon Oil Corp.	241,873	6,494,290
Pioneer Natural Resources Co.	24,418	6,576,256
		32,793,294

Oil & Gas Refining & Marketing - 5.6%
Marathon Petroleum Corp.	33,776	6,137,775

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 5.6% (Continued)
Phillips 66	42,367	$6,067,378
Valero Energy Corp.	40,207	6,427,893
		18,633,046

Oil, Gas & Consumable Fuels - 2.0%
Devon Energy Corp.	127,728	6,537,119

Other Specialty Retail - 2.0%
Ulta Beauty, Inc.(a)	15,973	6,466,509

Passenger Airlines - 2.1%
Delta Air Lines, Inc.	136,234	6,821,236

Professional Services - 2.0%
Paychex, Inc.	55,137	6,550,827

Semiconductors - 2.1%
QUALCOMM, Inc.	41,580	6,896,043

Semiconductors & Semiconductor Equipment - 2.2%
Skyworks Solutions, Inc.	67,455	7,190,028

Steel - 1.9%
Steel Dynamics, Inc.	49,496	6,440,420

Transaction & Payment Processing Services - 2.1%
PayPal Holdings, Inc.(a)	104,002	7,063,816
TOTAL COMMON STOCKS (Cost $306,710,921)		329,678,915

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(b)	558,744	558,744
TOTAL SHORT-TERM INVESTMENTS (Cost $558,744)		558,744

TOTAL INVESTMENTS - 100.0% (Cost $307,269,665)		$330,237,659
Other Assets in Excess of Liabilities - 0.0%(c)		99,317
TOTAL NET ASSETS - 100.0%		$330,336,976

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US EQUITY ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BUSHIDO CAPITAL US EQUITY ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024;

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$329,678,915	$—	$—	$329,678,915
Money Market Funds	558,744	—	—	558,744
Total Assets	$330,237,659	$—	$—	$330,237,659
Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended April 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.